Provisions (Details) - Schedule of Provisions - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Current		$ 530,699	$ 729,202
Non-Current			19,503
Annual Leave [Member]
Disclosure of other provisions [line items]
Current	[1]	318,694	420,380
Long Service Leave [Member]
Disclosure of other provisions [line items]
Current	[1],[2]	212,005	308,822
Non-Current	[2]		$ 19,503

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months